Trade and other receivables - Summary of Trade and Other Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	₨ 84,263	$ 1,294	₨ 60,276
Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	31,651	486	20,328
Receivables from related parties	426	7	562
Loans to related parties	695	11	692
Cash call / receivables from joint Operations	6,429	99	8,449
Other receivables	5,348	81	3,191
Trade and other receivables	44,549	684	33,222
Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government authorities	7,553	116	6,832
Prepayments	1,882	29	1,774
Advances for supplies	18,792	289	11,640
Advance for supplies to related party	3,857	59	1,390
Other receivables	7,630	117	5,418
Trade and other receivables	₨ 39,714	$ 610	₨ 27,054